Revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Disaggregation of Revenue From Contracts With Customers

in €‘000	2019	2020	2021
Betting data / Betting entertainment tools	176,041	170,044	214,034
Managed Betting Services (“MBS”)	34,068	46,604	79,966
Virtual Gaming and E-Sports	14,625	18,343	15,357

Betting revenue	224,734	234,991	309,357
Betting AV revenue	102,740	105,892	140,162
Other revenue	30,060	29,634	39,983

Rest of the World revenue	357,534	370,517	489,502
Media and Ad`s revenue	19,026	21,041	33,796
Betting data	3,595	9,791	15,150
Betting AV	248	3,575	5,166
Sports Solutions	—	—	17,588

United States revenue	22,869	34,407	71,700

Total Revenue	380,403	404,924	561,202